Geographic Information And Selected Statements Of Income Data (Summary Of Revenue By Geographic Area) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Schedule Of Geographical Information [Line Items]
Revenues	$ 1,246,986	$ 1,097,868	$ 924,417
Americas, Principally U.S. [Member]
Schedule Of Geographical Information [Line Items]
Revenues	553,843	479,692	398,367
Europe [Member]
Schedule Of Geographical Information [Line Items]
Revenues	488,632	440,620	380,101
Asia, Middle-East And Africa [Member]
Schedule Of Geographical Information [Line Items]
Revenues	$ 204,511	$ 177,556	$ 145,949